Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenues	$ 9,126,082	$ 5,413,594	$ 1,556,742
Cost of sales	4,951,013	2,879,546	0
Gross profit	4,175,069	2,534,048	1,556,742
Expenses
Advertising and promotion	133,726	46,789	1,403,270
Amortization	1,260,439	1,261,964	436,902
Bad debts	38,410	150,551	0
Foreign exchange	540,633	21,576	754,999
Interest, financing charges and accretion	1,205,657	1,912,553	769,322
Maintenance and operations	942,370	1,001,161	1,517,698
Office and miscellaneous	869,732	949,670	675,553
Professional fees and consulting	2,395,170	2,366,030	1,834,575
Share-based compensation	0	0	1,913,692
Transfer agent and filing fees	0	13,790	44,983
Travel	154,043	214,065	201,888
Total Expenses	7,540,180	7,938,149	9,552,882
Loss before other items	(3,365,111)	(5,404,101)	(7,996,140)
Other items
Loss on extinguishment of debt	0	(393,026)	0
Impairment	(441,292)	(1,306,767)	(2,132,942)
Impairment of advances and loans receivable	0	(224,975)	(225,732)
Write-off of VAT receivable	0	(48,735)	(13,859)
Gain (loss) on net monetary position	318,659	(711,090)	924,340
Total other income (expenses)	(122,633)	(2,684,593)	(1,448,193)
Net loss before income taxes	(3,487,744)	(8,088,694)	(9,444,333)
Current income tax expense	(186,560)	(380,863)	0
Deferred income tax recovery	0	322,289	313,048
Net loss	(3,674,304)	(8,147,268)	(9,131,285)
Item that will be reclassified to profit or loss
Foreign exchange translation adjustment	508,446	(327,696)	(480,132)
Comprehensive loss	(3,165,858)	(8,474,964)	(9,611,417)
Net loss attributable to:
Shareholders of the Company	(2,364,633)	(4,977,237)	(9,112,971)
Non-controlling interest	(1,309,671)	(3,170,031)	(18,314)
Net loss	(3,674,304)	(8,147,268)	(9,131,285)
Other comprehensive income (loss) attributable to:
Shareholders of the Company	373,945	(155,147)	(326,928)
Non-controlling interest	134,501	(172,549)	(153,204)
Other comprehensive income (loss)	$ 508,446	$ (327,696)	$ (480,132)
Loss per common share - basic and diluted	$ (0.04)	$ (0.13)	$ (0.10)
Weighted average common shares outstanding	93,867,588	63,389,446	88,307,259